Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013 Successor [Member]		Dec. 31, 2012 Successor [Member]		Dec. 31, 2012 Successor [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Common stock, Class A [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class A [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class A [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Common stock, Class B [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class B [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class B [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class C [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class C [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class D [Member]	Dec. 31, 2012 Successor [Member] Common stock, Class D [Member] Scenario, Previously Reported [Member]	Sep. 30, 2013 Successor [Member] Preferred stock [Member]	Dec. 31, 2012 Successor [Member] Preferred stock [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015 Liabilities not subject to compromise	Sep. 30, 2013 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member] Liabilities not subject to compromise	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member] Common stock, Class A [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class B [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class C [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Predecessor [Member] Common stock, Class D [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes due November 15, 2020 [Member] Liabilities not subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes due December 15, 2012 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes due April 1, 2013 [Member] Liabilities subject to compromise	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes due February 15, 2014 [Member] Liabilities subject to compromise
ASSETS
Cash and cash equivalents	$ 81,922,000		$ 71,075,000																						$ 20,061,000
Restricted cash	853,000		853,000																						852,000
Receivables	21,655,000		14,789,000																						13,732,000
Real estate inventories
Owned	640,162,000		421,630,000																						398,534,000
Not owned	20,738,000	[1]	39,029,000	[1],[2]																					47,408,000	[2]
Deferred loan costs, net	8,088,000		7,036,000																						8,810,000
Goodwill	14,209,000		14,209,000
Intangibles, net of accumulated amortization	3,446,000		4,620,000
Other assets, net	7,880,000		7,906,000																						7,554,000
Total assets	798,953,000		581,147,000																						496,951,000
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	19,400,000		18,735,000
Accrued expenses	60,391,000		41,770,000
Liabilities from inventories not owned	20,738,000		39,029,000
Notes payable	35,471,000		13,248,000																						74,009,000
Liabilities	461,000,000		437,782,000																						666,821,000
Commitments and contingencies
Redeemable convertible preferred stock
Redeemable convertible preferred stock			71,246,000																						0
Equity (deficit):
Common stock						276,000	85,000	701,000	38,000	38,000	315,000	20,000	160,000	3,000	25,000
Preferred stock
Additional paid-in capital	310,376,000		74,168,000		73,113,000																				48,867,000
Accumulated deficit	(722,000)		(11,602,000)																						(228,383,000)
Total William Lyon Homes stockholders' equity	309,968,000		62,712,000																						(179,516,000)
Noncontrolling interest	27,985,000		9,407,000																						9,646,000
Total equity	337,953,000		72,119,000																						(169,870,000)
Total liabilities and equity	798,953,000		581,147,000																						496,951,000
Secured debt																															206,000,000
Senior Notes																			$ 325,000,000	$ 325,000,000	$ 325,000,000												$ 66,704,000	$ 138,912,000	$ 77,867,000

[1]	Represents the consolidation of a land banking arrangement. Although the Company is not obligated to purchase the lots, based on certain factors, the Company has determined that it is economically compelled to purchase the lots in the land banking arrangement. Amounts are net of deposits.
[2]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.